Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation
The following table presents a reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to the effective income tax rate as reflected in the consolidated financial statements:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Federal income tax expense at statutory rate	21.0%	35.0%	35.0%
State income tax, net of federal benefit	6.0%	5.0%	5.0%
Permanent differences	(0.1)%	(0.7)%	0.0%
Stock-based compensation	(2.8)%	(1.9)%	(2.6)%
Research credits	2.6%	2.2%	1.9%
Other, net	(1.6)%	(1.3)%	(0.1)%
Payroll tax credit election	(1.1)%	(0.7)%	0.0%
Change in valuation allowance	(24.0)%	(1.1)%	(39.2)%
Deferred rate change	0.0%	(36.5)%	0.0%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of deferred tax assets and liabilities
The following table presents the significant components of the Company's deferred tax assets and liabilities:

	December 31, 2018	December 31, 2017
Deferred tax assets:
U.S. and state net operating loss carryforwards	$29,902,019	$24,744,841
Accruals and other temporary differences	336,229	202,301
Amortization	50,688	35,783
Stock-based compensation	1,220,546	1,591,131
Tax credit carryforward	2,277,428	1,964,189
Total deferred tax assets	33,786,910	28,538,245
Less valuation allowance	(33,786,910)	(28,533,755)
Deferred tax assets	—	4,490
Deferred tax liabilities:
Stock-based compensation	—	(4,490)
Deferred tax liabilities	—	(4,490)
Net deferred tax assets	$—	$—